Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Estimated Fair Values of Investments in Fixed Maturity Investments, Short-Term Investments and Equities, Trading Securities
The fair values of the underlying asset categories comprising our short-term and fixed maturity investments classified as trading and AFS and the fixed maturity investments included within our funds held - directly managed balance were as follows as of December 31, 2020 and 2019:

	2020
	Short-term investments, trading	Short-term investments, AFS	Fixed maturities, trading	Fixed maturities, AFS	Fixed maturities, funds held - directly managed	Total
U.S. government and agency	$—	$243,556	$123,874	$474,442	$109,176	$951,048
U.K. government	—	—	37,508	13,574	—	51,082
Other government	3,424	3,213	327,437	146,914	21,165	502,153
Corporate	1,705	17,026	3,227,726	1,920,323	519,952	5,686,732
Municipal	—	—	79,959	30,032	52,678	162,669
Residential mortgage-backed	—	—	154,471	328,871	70,603	553,945
Commercial mortgage-backed	—	—	347,225	276,488	230,377	854,090
Asset-backed	—	—	296,692	204,456	56,312	557,460
Total fixed maturity and short-term investments	$5,129	$263,795	$4,594,892	$3,395,100	$1,060,263	$9,319,179

	2019
	Short-term investments, trading	Short-term investments, AFS	Fixed maturities, trading	Fixed maturities, AFS	Fixed maturities, funds held - directly managed	Total
U.S. government and agency	$—	$111,583	$208,296	$269,661	$106,537	$696,077
U.K. government	24,411	1,069	122,012	14,280	—	161,772
Other government	21,958	387	575,017	84,760	20,734	702,856
Corporate	5,121	13,915	3,959,288	866,557	603,389	5,448,270
Municipal	—	1,381	87,451	2,399	49,456	140,687
Residential mortgage-backed	—	—	215,521	99,188	86,205	400,914
Commercial mortgage-backed	—	—	534,357	49,046	230,343	813,746
Asset-backed	—	—	441,393	152,161	76,681	670,235
Total fixed maturity and short-term investments	$51,490	$128,335	$6,143,335	$1,538,052	$1,173,345	$9,034,557

Summary of Amortized Cost and Estimated Fair Value of Fixed Maturity and Short-term Investments by Contractual Maturity
The contractual maturities of our short-term and fixed maturity investments, classified as trading and AFS, and the fixed maturity investments included within our funds held - directly managed balance are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

As of December 31, 2020	Amortized Cost	Fair Value	% of Total Fair Value
One year or less	$489,559	$494,490	5.3%
More than one year through two years	710,621	726,331	7.8%
More than two years through five years	2,097,923	2,206,020	23.7%
More than five years through ten years	1,974,838	2,151,191	23.1%
More than ten years	1,544,533	1,775,652	19.0%
Residential mortgage-backed	545,628	553,945	5.9%
Commercial mortgage-backed	828,155	854,090	9.2%
Asset-backed	567,638	557,460	6.0%
	$8,758,895	$9,319,179	100.0%

Credit Ratings Company's Fixed Maturity and Short-Term Investments Available-for-Sale
The following table sets forth the credit ratings of our short-term and fixed maturity investments, classified as trading and AFS, and the fixed maturity investments included within our funds held - directly managed balance as of December 31, 2020:

	Amortized Cost	Fair Value	% of Total	AAA Rated	AA Rated	A Rated	BBB Rated	Non- Investment Grade	Not Rated

U.S. government and agency	$935,014	$951,048	10.2%	$951,048	$—	$—	$—	$—	$—
U.K. government	46,988	51,082	0.6%	—	43,199	7,883	—	—	—
Other government	463,765	502,153	5.4%	244,041	159,095	42,337	51,413	5,267	—
Corporate	5,226,238	5,686,732	61.0%	172,718	607,796	2,646,602	1,960,971	287,363	11,282
Municipal	145,469	162,669	1.7%	8,270	78,585	55,631	20,183	—	—
Residential mortgage-backed	545,628	553,945	5.9%	544,545	—	2,195	2,615	2,472	2,118
Commercial mortgage-backed	828,155	854,090	9.2%	591,396	115,114	74,615	61,730	3,961	7,274
Asset-backed	567,638	557,460	6.0%	239,733	84,058	119,757	89,898	24,014	—
Total	$8,758,895	$9,319,179	100.0%	$2,751,751	$1,087,847	$2,949,020	$2,186,810	$323,077	$20,674
% of total fair value				29.5%	11.7%	31.6%	23.5%	3.5%	0.2%

Amortized Cost and Estimated Fair Values of Company's Fixed Maturity and Short-Term Investments Classified as Available-for-Sale
The amortized cost, unrealized gains and losses, allowance for credit losses and fair values of our short-term and fixed maturity investments classified as AFS as of December 31, 2020 were as follows:

			Gross Unrealized Losses
2020	Amortized Cost	Gross Unrealized Gains	Non-Credit Related Losses	Allowance for Credit Losses(1)	Fair Value
U.S. government and agency	$715,527	$3,305	$(834)	$—	$717,998
U.K. government	12,494	1,080	—	—	13,574
Other government	142,459	7,721	(53)	—	150,127
Corporate	1,873,184	65,913	(1,567)	(181)	1,937,349
Municipal	28,881	1,155	(4)	—	30,032
Residential mortgage-backed	326,268	3,292	(689)	—	328,871
Commercial mortgage-backed	273,516	5,202	(2,097)	(133)	276,488
Asset-backed	204,312	846	(694)	(8)	204,456
	$3,576,641	$88,514	$(5,938)	$(322)	$3,658,895
(1) The Company adopted ASU 2016-13 and the related amendments on January 1, 2020. Refer to Note 2 - "Significant Accounting Policies" for further details.
The amortized cost, unrealized gains and losses and fair values of our short-term and fixed maturity investments classified as AFS as of December 31, 2019 were as follows:

2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses Non-OTTI	Fair Value
U.S. government and agency	$381,488	$78	$(322)	$381,244
U.K. government	15,067	282	—	15,349
Other government	84,116	1,119	(88)	85,147
Corporate	880,667	3,739	(3,934)	880,472
Municipal	3,770	12	(2)	3,780
Residential mortgage-backed	99,646	221	(679)	99,188
Commercial mortgage-backed	49,219	30	(203)	49,046
Asset-backed	152,153	127	(119)	152,161
	$1,666,126	$5,608	$(5,347)	$1,666,387
The following table summarizes our short-term and fixed maturity investments classified as AFS that were in a gross unrealized loss position, for which an allowance for credit losses has not been recorded, as of December 31, 2020:

	12 Months or Greater		Less Than 12 Months		Total
2020	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government and agency	$—	$—	$55,839	$(834)	$55,839	$(834)
UK government	—	—	—	—	—	—
Other government	—	—	7,971	(53)	7,971	(53)
Corporate	—	—	199,048	(1,224)	199,048	(1,224)
Municipal	—	—	1,690	(4)	1,690	(4)
Residential mortgage-backed	4,626	(125)	79,149	(564)	83,775	(689)
Commercial mortgage-backed	38	(38)	67,094	(1,562)	67,132	(1,600)
Asset-backed	—	—	116,827	(564)	116,827	(564)
Total short-term and fixed maturity investments	$4,664	$(163)	$527,618	$(4,805)	$532,282	$(4,968)
The following table summarizes our short-term and fixed maturity investments classified as AFS that were in a gross unrealized loss position as of December 31, 2019, aggregated by major security type and length of time in continuous unrealized loss position:

	12 Months or Greater		Less Than 12 Months		Total
2019	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government and agency	$—	$—	$193,574	$(322)	$193,574	$(322)
Other government	1,080	(23)	37,796	(65)	38,876	(88)
Corporate	2,754	(306)	338,965	(3,628)	341,719	(3,934)
Municipal	128	—	761	(2)	889	(2)
Residential mortgage-backed	—	—	52,005	(679)	52,005	(679)
Commercial mortgage-backed	—	—	35,777	(203)	35,777	(203)
Asset-backed	—	—	101,591	(119)	101,591	(119)
Total short-term and fixed maturity investments	$3,962	$(329)	$760,469	$(5,018)	$764,431	$(5,347)

Summary of Allowance for Credit Losses
The following table provides a reconciliation of the beginning and ending allowance for credit losses on our AFS debt securities:

	December 31, 2020
	Other government	Corporate	Residential mortgage-backed	Commercial mortgage backed	Asset-backed	Total
Allowance for credit losses, beginning of year	$—	$—	$—	$—	$—	$—
Cumulative effect of change in accounting principle	(22)	(2,987)	—	(50)	—	(3,059)
Allowances for credit losses on securities for which credit losses were not previously recorded	—	(10,748)	(2)	(675)	(142)	(11,567)
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	—	—	—	—	—	—
Reductions for securities sold during the year	22	2,545	—	—	—	2,567
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	—	—	—	—	—	—
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	—	11,009	2	592	134	11,737
Allowance for credit losses, end of year	$—	$(181)	$—	$(133)	$(8)	$(322)

Schedule Of Equity Securities
The following table summarizes our equity investments classified as trading as of December 31, 2020 and 2019:

	2020	2019
Publicly traded equity investments in common and preferred stocks	$260,767	$327,875
Exchange-traded funds	311,287	133,047
Privately held equity investments in common and preferred stocks	274,741	265,799
	$846,795	$726,721

Other Investments
The following table summarizes our other investments carried at fair value as of December 31, 2020 and 2019:

	2020	2019
Hedge funds	$2,638,339	$1,121,904
Fixed income funds	552,541	481,039
Private equity funds	363,103	323,496
Private credit funds	192,319	—
Equity funds	190,767	410,149
CLO equity funds	166,523	87,509
CLO equities	128,083	87,555
Others	12,359	6,379
	$4,244,034	$2,518,031
The table below details the estimated date by which proceeds would be received if we had provided notice of our intent to redeem or initiated a sales process as of December 31, 2020:

	Less than 1 Year	1-2 years	2-3 years	More than 3 years	Not Eligible/ Restricted	Total	Redemption Frequency
Hedge funds	$2,590,164	$—	$—	$—	$48,175	$2,638,339	Monthly to Bi-annually
Fixed income funds	537,055	—	—	—	15,486	552,541	Daily to Quarterly
Equity funds	190,767	—	—	—	—	190,767	Daily to Quarterly
Private equity funds	—	—	—	—	363,103	363,103	N/A
CLO equity funds	94,313	61,741	10,469	—	—	166,523	Quarterly to Bi-annually
CLO equities	128,083	—	—	—	—	128,083	Daily to Quarterly
Private credit funds	—	9,250		—	183,069	192,319	N/A
Other					12,359	12,359	N/A
	$3,540,382	$70,991	$10,469	$—	$622,192	$4,244,034

Equity Method Investments
The table below shows our equity method investments as of December 31, 2020 and 2019:

	2020		2019
	Ownership %	Carrying Value	Ownership %	Carrying Value
Enhanzed Re	47.4%	$330,289	47.4%	$182,856
Citco (1)	31.9%	53,022	31.9%	51,742
Monument Re (2)	20.0%	193,716	20.0%	60,598
Clear Spring	—%	—	20.0%	10,645
Core Specialty	25.2%	235,000	—%	—
Other	27%	20,268	30%	20,436
		$832,295		$326,277
(1) We own 31.9% of the common shares in HH CTCO Holdings Limited which in turn owns 15.4% of the convertible preferred shares, amounting to a 6.2% interest in the total equity of Citco III Limited ("Citco").
(2) We own 20.0% of the common shares in Monument Re as well as different classes of preferred shares which have fixed dividend yields and whose balances are included in the Investment amount.

Funds Held, Directly Managed, Carrying Values of Assets	The following table summarizes the components of the funds held - directly managed as of December 31, 2020 and 2019:

	2020	2019
Fixed maturity investments, trading	$1,060,263	$1,173,345
Cash and cash equivalents	9,067	10,296
Other assets	5,560	3,911
	$1,074,890	$1,187,552

Funds Held, Directly Managed, Fair Value To Amortized Cost
The following table summarizes the short-term and fixed maturity investment components of funds held - directly managed as of December 31, 2020 and 2019:

	2020			2019
	Funds held - Directly Managed - Fair Value Option	Funds held - Directly Managed - Variable Return	Total	Funds held - Directly Managed - Fair Value Option	Funds held - Directly Managed - Variable Return	Total
Short-term and fixed maturity investments, at amortized cost	$106,938	$859,403	$966,341	$185,859	$940,194	$1,126,053
Net unrealized gains (losses):
Change in fair value - fair value option accounting	9,693	—	9,693	5,438	—	5,438
Change in fair value - embedded derivative accounting	—	84,229	84,229	—	41,854	41,854
Short-term and fixed maturity investments within funds held - directly managed, at fair value	$116,631	$943,632	$1,060,263	$191,297	$982,048	$1,173,345

Investment Income
Major categories of net investment income for the years ended December 31, 2020, 2019 and 2018 are summarized as follows:

	2020	2019	2018
Fixed maturity investments	$198,988	$217,886	$178,213
Short-term investments and cash and cash equivalents	4,843	15,609	11,692
Funds held	33,920	22,580	11,640
Funds held – directly managed	34,563	38,173	37,623
Investment income from fixed maturities and cash and cash equivalents	272,314	294,248	239,168
Equity investments	19,240	16,671	5,397
Other investments	27,153	11,792	26,214
Investment income from equities and other investments	46,393	28,463	31,611
Gross investment income	318,707	322,711	270,779
Investment expenses	(15,890)	(14,440)	(9,081)
Net investment income	$302,817	$308,271	$261,698

Realized Gain (Loss) on Investments
Components of net realized and unrealized gains (losses) for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Net realized gains (losses) on sale:
Gross realized gains on fixed maturity securities, AFS	$26,313	$4,844	$27
Gross realized losses on fixed maturity securities, AFS	(7,801)	(905)	(90)
Decrease in allowance for expected credit losses on fixed maturity securities, AFS	170	—	—
Net realized gains (losses) on fixed maturity securities, trading	126,945	81,011	(27,408)
Net realized gains (losses) on fixed maturity securities in funds held - directly managed	8,798	1,495	(3,940)
Net realized gains (losses) on equity investments	24,282	(374)	4,016
Net realized investment gains on investment derivatives	144	—	—
Total net realized gains (losses) on sale	178,851	86,071	(27,395)
Net unrealized gains (losses):
Fixed maturity securities, trading	101,022	341,130	(159,594)
Fixed maturity securities in funds held - directly managed	50,837	88,053	(46,257)
Equity investments	(25,752)	55,359	(9,831)
Other investments	1,336,343	441,702	(164,455)
Investment derivatives	718	(349)	—
Total net unrealized gains (losses)	1,463,168	925,895	(380,137)
Net realized and unrealized gains (losses)	$1,642,019	$1,011,966	$(407,532)

Unrealized Gain (Loss) on Investments
Components of net realized and unrealized gains (losses) for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Net realized gains (losses) on sale:
Gross realized gains on fixed maturity securities, AFS	$26,313	$4,844	$27
Gross realized losses on fixed maturity securities, AFS	(7,801)	(905)	(90)
Decrease in allowance for expected credit losses on fixed maturity securities, AFS	170	—	—
Net realized gains (losses) on fixed maturity securities, trading	126,945	81,011	(27,408)
Net realized gains (losses) on fixed maturity securities in funds held - directly managed	8,798	1,495	(3,940)
Net realized gains (losses) on equity investments	24,282	(374)	4,016
Net realized investment gains on investment derivatives	144	—	—
Total net realized gains (losses) on sale	178,851	86,071	(27,395)
Net unrealized gains (losses):
Fixed maturity securities, trading	101,022	341,130	(159,594)
Fixed maturity securities in funds held - directly managed	50,837	88,053	(46,257)
Equity investments	(25,752)	55,359	(9,831)
Other investments	1,336,343	441,702	(164,455)
Investment derivatives	718	(349)	—
Total net unrealized gains (losses)	1,463,168	925,895	(380,137)
Net realized and unrealized gains (losses)	$1,642,019	$1,011,966	$(407,532)

Reconciliation to Comprehensive Income
The following table provides a reconciliation of the gross realized gains and losses and credit recoveries (losses) on our AFS fixed maturity debt securities that arose during the years ended December 31, 2020, 2019 and 2018 within our continuing and discontinued operations and the offsetting reclassification adjustments included within our consolidated statements of comprehensive income:

	2020	2019	2018
Included within continuing operations:
Gross realized gains on fixed maturity securities, AFS	$26,313	$4,844	$27
Gross realized losses on fixed maturity securities, AFS	(7,801)	(905)	(90)
Tax effect	(1,623)	—	—
Included within discontinued operations:
Gross realized gains on fixed maturity securities, AFS	1,374	12	—
Gross realized losses on fixed maturity securities, AFS	(120)	(57)	—
Tax effect	(110)	—	—
Total reclassification adjustment for net realized gains (losses) included in net earnings	$18,033	$3,894	$(63)
Included within continuing operations:
Credit recoveries (losses) on fixed maturity securities, AFS	$170	$—	$—
Tax effect	3	—	—
Included within discontinued operations:
Credit recoveries (losses) on fixed maturity securities, AFS	329	—	—
Tax effect	7	—	—
Total reclassification adjustment for change in allowance for credit losses recognized in net earnings	$509	$—	$—
The following table presents details amounts reclassified from accumulated other comprehensive income:

Details about AOCI components	2020	2019	2018	Affected Line Item in Statement where Net Earnings are presented
Unrealized gains (losses) on fixed income available-for-sale investments	$18,682	$3,894	$(63)	Net realized and unrealized gains (losses)
	16,591	—	—	Net earnings from discontinued operations
	35,273	3,894	(63)	Total before tax
	(4,875)	—	—	Income tax (expense)
	30,398	3,894	(63)	Net of tax
Currency translation adjustment on disposal of subsidiary	(34)	—	—	Net earnings from discontinued operations
Total reclassifications for the period, net of tax	$30,364	$3,894	$(63)

Schedule of Carrying Value of Restricted Investments	The carrying value of our restricted assets, including restricted cash of $472.0 million and $346.9 million, as of December 31, 2020 and 2019, respectively, was as follows:

	2020	2019
Collateral in trust for third party agreements	$4,924,866	$4,103,847
Assets on deposit with regulatory authorities	131,283	309,659
Collateral for secured letter of credit facilities	104,627	132,670
Funds at Lloyd's (1)	260,914	639,316
	$5,421,690	$5,185,492
(1) Our businesses include three Lloyd's syndicates as at December 31, 2020. Lloyd's determines the required capital principally through the annual business plan of each syndicate. This capital is referred to as "Funds at Lloyd's" and will be drawn upon in the event that a syndicate has a loss that cannot be funded from other sources. We also utilize unsecured letters of credit for Funds at Lloyd's, as described in Note 15 - "Debt Obligations and Credit Facilities".